Organization and Business Description (Details) - Schedule of cash flow - VIE's [Member] - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	$ 2,314,408	$ 6,998,407	$ 1,213,794
Net cash used in investing activities	(3,025,281)	(6,493,837)	(3,525,061)
Net cash provided by financing activities		$ 119,996	$ 238,128